Investments (Tables)	12 Months Ended
Dec. 31, 2017
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Partnership's Investments in, and Partnership's Pro Rata Share of Results of Operations of Funds

Summarized information for Spectrum Strategic’s investment in, and operations of BHM I, LLC, PGR Master Fund and MB Master Fund, as of and for the years ended December 31, 2017 and 2016, is as follows:

	% of		Spectrum
	Spectrum		Strategic’s
	Strategic’s	Fair	Pro-rata Net	Management	Incentive	Investment	Redemptions
December 31, 2017	Partners’ Capital	Value	Income (Loss)	Fees	Fees	Objective	Permitted
						Commodity
PGR Master Fund	-%	$-	$(550,138)	$-	$-	Portfolio	Monthly
						Commodity
MB Master Fund	75.8	7,762,120	(8,306)	-	-	Portfolio	Monthly

	% of		Spectrum
	Spectrum		Strategic’s
	Strategic’s	Fair	Pro-rata Net	Management	Incentive	Investment	Redemptions
December 31, 2016	Partners’ Capital	Value	Income (Loss)	Fees	Fees	Objective	Permitted
						Commodity
BHM I, LLC (a)	-%	$-	$(335,552)	$6,470	$-	Portfolio	Monthly
						Commodity
PGR Master Fund	50.8	8,039,156	(904,136)	-	-	Portfolio	Monthly
						Commodity
MB Master Fund	57.1	9,035,960	1,259,981	-	-	Portfolio	Monthly

Net Investment Income (Loss), Trading Results and Net Income (Loss) for Funds

The tables below represent summarized Income Statement information for PGR Master Fund and MB Master Fund for the years ended December 31, 2017 (termination of operations for PGR Master Fund) and 2016, respectively, and for BHM I, LLC for the period from January 1, 2016 through January 31, 2016 (termination of operations of BHM I, LLC) to meet the requirements of Regulation S-X Rule 3-09:

	Investment	Net	Total Trading	Net Income
December 31, 2017	Income	Investment Loss	Results	(Loss)

PGR Master Fund	$67,897	$(22,270)	$(1,220,018)	$(1,242,288)
MB Master Fund	813,095	(523,086)	(106,303)	(629,389)

	Investment	Net	Total Trading	Net Income
December 31, 2016	Income	Investment Loss	Results	(Loss)

BHM I, LLC	$1,632	$(170,710)	$(6,343,252)	$(6,513,962)
PGR Master Fund	37,912	(36,071)	(1,707,510)	(1,743,581)
MB Master Fund	277,605	(2,314,063)	16,332,842	14,018,779

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Partnership's Investments in, and Partnership's Pro Rata Share of Results of Operations of Funds

Summarized information for Spectrum Technical’s investment in, and operations of SECOR Master Fund as of and for the years ended December 31, 2017 (termination of operations of Spectrum Technical) and 2016 is shown in the following tables:

	% of		Spectrum
	Spectrum		Technical’s
	Technical’s		Pro-rata
	Liquidation	Fair	Net Income	Investment	Redemptions
December 31, 2017	Partners’ Capital	Value	(Loss)	Objective	Permitted

Commodity
SECOR Master Fund	0.0%	$-	$(1,644,854)	Portfolio	Monthly

Spectrum
	% of		Technical’s
	Spectrum		Pro-rata
	Technical’s	Fair	Net Income	Investment	Redemptions
December 31, 2016	Partners’ Capital	Value	(Loss)	Objective	Permitted

Commodity
SECOR Master Fund	31.2%	$19,624,189	$1,289,132	Portfolio	Monthly

Net Investment Income (Loss), Trading Results and Net Income (Loss) for Funds

The tables below represent summarized income statement information for SECOR Master Fund for the years ended December 31, 2017 and 2016, respectively, to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2017	Investment Income	Net Investment Income (Loss)	Total Trading Results	Net Income (Loss)

SECOR Master Fund	$208,058	$18,180	$(2,107,396)	$(2,089,216)

December 31, 2016	Investment Income	Net Investment Income (Loss)	Total Trading Results	Net Income (Loss)

SECOR Master Fund	$92,036	$(245,725)	$2,459,009	$2,213,284

Assets, Liabilities and Partners' Capital of Funds

Summarized information reflecting the total assets, liabilities and partners’ capital of SECOR Master Fund as of December 31, 2017 and 2016, is shown in the following tables:

	December 31, 2017
	Total Assets	Total Liabilities	Total Partners’ Capital
SECOR Master Fund	$22,831,484	$18,066,303	$4,765,181

	December 31, 2016
	Total Assets	Total Liabilities	Total Partners’ Capital
SECOR Master Fund	$39,231,542	$679,104	$38,552,438